Warrants (Details) - USD ($)		6 Months Ended
	Jun. 01, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Warrants (Details) [Line Items]
Gross proceeds of private offering	$ 10,210,000
Issuance aggregate of pre-funded units	$ 136,388
Pre-funded unit (in Shares)	12,884
Pre-funded unit per share (in Dollars per share)	$ 74.88
Exercise price per share (in Dollars per share)				$ 68.38
Warrants		$ 188,000	$ 1,023,000
Warrants [member]
Warrants (Details) [Line Items]
Pre-funded unit (in Shares)	123,504
Pre-funded unit per share (in Dollars per share)	$ 73.294